Label	Element	Value
Redwood AlphaFactor® Tactical International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – Redwood AlphaFactor® Tactical International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Redwood AlphaFactor® Tactical International Fund (the “Fund”) seeks to generate long-term total return
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2024, the portfolio turnover rate for the Predecessor Fund (defined below) was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired fund fees and expenses” are the indirect costs of investing in other investment companies. “Acquired fund fees and expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs an investment approach designed to track the performance of the Redwood AlphaFactor® Tactical International Index (the “International Index”), a proprietary index of Redwood Investment Management, LLC, the Fund’s investment advisor (“Redwood” or the “Advisor”). The International Index utilizes a quantitative, factor-based, investment methodology focused on large- and medium-capitalization common stocks of issuers domiciled in both developed and emerging markets outside of the United States, typically of companies with market capitalizations of greater than $2 billion. The Advisor considers “emerging markets” to be those countries that are considered to be emerging market or developing countries by the World Bank or the International Financial Corporation, or that are included in any of the Morgan Stanley Capital International (MSCI) emerging market indices. The methodology selects stocks based on a number of characteristics that include, but are not limited to, net share count reduction, free cash flow growth, dividend yield, volatility and debt-to-asset ratios. The International Index is rebalanced to equal weight on a quarterly basis, and reconstituted on a yearly basis. The Fund will be invested in a diversified portfolio of equity securities of developed international markets and emerging market countries or investments that are economically tied to equity securities, such as American Depositary Receipts (“ADRs”), convertible bonds, warrants, and derivatives, including equity options and swaps. The Fund will typically hold approximately 100 stocks in its portfolio, however, the Fund may be invested in more or less than 100 stocks at any given time and may use other equity-linked securities in implementing its investment strategies.

The strategy used by the International Index also employs a multi-factor tactical risk management overlay that seeks to identify periods of above-average risk. Under normal market conditions, the Fund will be invested in securities of countries other than the United States or in investments that are economically tied to such foreign securities. In response to adverse market conditions, the Fund, in tracking the International Index, may be invested for temporary, defensive purposes in money market instruments such as U.S. Treasury bills, certificates of deposit and commercial paper and other short-term instruments, money market funds, and in short- and intermediate-term U.S. or foreign Treasury bond or bond funds. Such investments can be made either directly or through investments in other investment companies, including open-end mutual funds and exchange-traded funds (“ETFs”). The Fund may also invest up to 15% of its assets in closed-end funds, including tender offer and interval funds, and in real estate investment trusts (“REITs”). The Fund may invest in affiliated and unaffiliated investment companies.

The Advisor uses a “passive” or indexing approach to attempt to approximate the investment performance of the International Index by investing in a portfolio of securities that generally replicates the International Index. The Fund may hold securities that are not specific securities held by the International Index in executing its replication strategy of attempting to produce returns that track the International Index. This replication strategy includes using equity swaps, index swaps, ADRs, and various other securities that are not securities within the International Index themselves. In addition, when equity derivatives such as equity swaps are used, the collateral for these swaps can be held in various fixed income instruments including but not limited to, cash, money markets, short to intermediate bonds, and short duration private debt. The Fund may concentrate its investments in a particular country, region, industry or group of industries to the extent that the International Index concentrates in a country, region, industry or group of industries. The Advisor uses Solactive, AG as its index calculation agent.

The Advisor anticipates that, generally, the Fund will hold all of the securities that comprise the International Index in approximate proportion to their weightings in the International Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the Fund may purchase a sample of securities in the International Index. There also may be instances in which the Advisor may choose to underweight or overweight a security in the International Index, purchase securities not in the International Index that the Advisor believes are appropriate to substitute for certain securities in the International Index or utilize various combinations of other available investment techniques. The Fund may sell securities that are represented in the International Index in anticipation of their removal from the International Index or purchase securities not represented in the International Index in anticipation of their addition to the International Index. The Fund may also, in order to comply with the tax diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), temporarily invest in securities not included in the International Index that are expected to be correlated with the securities included in its Index.

Given the Fund’s investment strategy designed to track the performance of the International Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Also, unlike many investment companies, the Fund does not attempt to outperform the International Index it tracks.

The Fund may engage in active and frequent trading.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Redwood AlphaFactor® Tactical International Fund, a series of Two Roads Shared Trust (the “Predecessor Fund”), from year to year for Class I shares and by showing how the average annual total returns of each class of the Predecessor Fund compare with the average annual total returns of the Morgan Stanley Capital International All Country World Index Ex-U.S., a broad-based securities market index, and the Redwood AlphaFactor® Tactical International Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website www.redwoodmutualfunds.com/ or by calling the Fund at 1-888-988-9882.

The Fund will acquire all of the assets and liabilities of the Predecessor Fund in the reorganization of the Predecessor Fund, which is expected to occur during the second quarter of 2025. As a result of the reorganization, the Fund will adopt the accounting and performance history of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to the reorganization reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Redwood AlphaFactor® Tactical International Fund, a series of Two Roads Shared Trust (the “Predecessor Fund”), from year to year for Class I shares and by showing how the average annual total returns of each class of the Predecessor Fund compare with the average annual total returns of the Morgan Stanley Capital International All Country World Index Ex-U.S., a broad-based securities market index, and the Redwood AlphaFactor® Tactical International Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-988-9882
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.redwoodmutualfunds.com/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (before taxes) for Predecessor Fund Class I Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Predecessor Fund Class I Shares
Highest Calendar Quarter Return at NAV	15.60%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(10.42)%	Quarter Ended 06/30/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.
Redwood AlphaFactor® Tactical International Fund | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	Risk is inherent in all investing and you could lose money by investing in the Fund.
Redwood AlphaFactor® Tactical International Fund | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Market Risk.    The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Redwood AlphaFactor® Tactical International Fund | Foreign Investment Risk [Member]
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Foreign Investment Risk.    The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Redwood AlphaFactor® Tactical International Fund | Emerging Markets Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk.    Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Redwood AlphaFactor® Tactical International Fund | Equity Risk [Member]
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Equity Risk.    The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Redwood AlphaFactor® Tactical International Fund | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk.    The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Redwood AlphaFactor® Tactical International Fund | Convertible Securities Risk [Member]
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Convertible Securities Risk.    Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Redwood AlphaFactor® Tactical International Fund | Derivatives Risk [Member]
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Derivatives Risk.    Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Redwood AlphaFactor® Tactical International Fund | REIT Risk [Member]
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REIT Risk.    The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Redwood AlphaFactor® Tactical International Fund | Warrants and Rights Risk [Member]
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Warrants and Rights Risk.    Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Redwood AlphaFactor® Tactical International Fund | Geographic and Sector Risk [Member]
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Geographic and Sector Risk.    The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated.

Redwood AlphaFactor® Tactical International Fund | Index Risk [Member]
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Index Risk.    The Fund is substantially managed with a passive investment strategy, that attempts to track the performance of the International Index. As a result, the Fund expects to hold constituent securities of the International Index regardless of their current or projected performance, although the Fund may adopt a temporary defensive position in response to adverse market, economic, political or other conditions and may also hold securities not in the International Index. The Fund does not utilize an investing strategy that seeks returns in excess of the Index. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund did not attempt to track the performance of the Index. The composition of an emerging market index generally will not weigh individual securities by investor protection considerations. Therefore, to the extent the Fund tracks an emerging market index, it could invest in companies that lack transparency and other investor protections. In addition, the Fund’s return may not match or achieve a high degree of correlation with the return of the International Index due to operating expenses, transaction costs, and cash flows.

Redwood AlphaFactor® Tactical International Fund | Index Tracking Error Risk [Member]
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Index Tracking Error Risk.    The performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund will not be fully invested in the securities of the Index at all times, may deviate from the relative weightings of the Index or may hold securities not included in the International Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Redwood AlphaFactor® Tactical International Fund | Rules-Based Strategy Risk [Member]
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Rules-Based Strategy Risk.    A rules-based investment strategy may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used may be inaccurate or the computer programming used to create a rules-based investment strategy might contain one or more errors.

Redwood AlphaFactor® Tactical International Fund | Quantitative Investing Risk [Member]
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Quantitative Investing Risk.    The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Redwood AlphaFactor® Tactical International Fund | Market Capitalization Risk [Member]
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Market Capitalization Risk.    Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of small- and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Redwood AlphaFactor® Tactical International Fund | Calculation Methodology Risk [Member]
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Calculation Methodology Risk.    The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Advisor, nor Solactive, AG, the calculation agent can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Redwood AlphaFactor® Tactical International Fund | Management and Strategy Risk [Member]
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Management and Strategy Risk.    The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Redwood AlphaFactor® Tactical International Fund | ETF and Mutual Fund Risk [Member]
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ETF and Mutual Fund Risk.    Investing in ETFs or mutual funds (including other funds managed by the Advisor) will provide the fund with exposure to the risks of owning the underlying securities the ETFs or mutual funds hold. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF or a mutual fund, if the mutual fund is an index fund, may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF or mutual fund, the temporary unavailability of certain index securities in the secondary market, or discrepancies between the ETF or mutual fund and the index with respect to the weighting of securities or the number of securities held. It may be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs and mutual funds, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Redwood AlphaFactor® Tactical International Fund | Closed-End Funds Risk [Member]
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Closed-End Funds Risk.    Shares of closed-end funds trade on exchanges at market prices rather than net asset value and cannot be redeemed on demand. Accordingly, closed-end funds shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). There can be no assurance that a discount on shares of closed-end funds purchased by the Fund will not decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value for those shares. As a shareholder in a closed-end fund, the Fund bears its ratable share of the fund’s expenses, subjecting Fund shareholders to additional expenses.

Redwood AlphaFactor® Tactical International Fund | Leveraging Risk [Member]
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Leveraging Risk.    Certain Fund transactions, such as entering into futures contracts, options and short sales, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Redwood AlphaFactor® Tactical International Fund | Liquidity Risk [Member]
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Liquidity Risk.    The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Redwood AlphaFactor® Tactical International Fund | Foreign Custody Risk [Member]
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Foreign Custody Risk.    The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Redwood AlphaFactor® Tactical International Fund | Cash and Cash Equivalents Risk [Member]
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Cash and Cash Equivalents Risk.    The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Redwood AlphaFactor® Tactical International Fund | Money Market Instrument Risk [Member]
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Money Market Instrument Risk.    The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC proposed amendments to money market fund rules that are intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which the Fund invests.

Redwood AlphaFactor® Tactical International Fund | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk.    Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Redwood AlphaFactor® Tactical International Fund | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk.    Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Redwood AlphaFactor® Tactical International Fund | Valuation Risk [Member]
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Valuation Risk.    The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Redwood AlphaFactor® Tactical International Fund | Gap Risk [Member]
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Gap Risk.    The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Redwood AlphaFactor® Tactical International Fund | Volatility Risk [Member]
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Volatility Risk.    Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero.

Redwood AlphaFactor® Tactical International Fund | Recent Market Events [Member]
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Recent Market Events.    Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. For example, in recent years the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the COVID-19 pandemic and inflation have resulted in extreme volatility in the global economy and in global financial markets. In addition, military conflicts and wars, such as Russia’s invasion of Ukraine and the war among Israel, Hamas and other militant groups in the Middle East, have increased tensions in Europe and the Middle East and have caused and could continue to cause market disruptions in the regions and globally. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Redwood AlphaFactor® Tactical International Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk.    Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Redwood AlphaFactor® Tactical International Fund | MSCI ACWI ex-U.S.A. (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-U.S.A. (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.54%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.10%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2017	[1]
Redwood AlphaFactor® Tactical International Fund | Redwood AlphaFactor® Tactical International Index (reflects no deduction for fees, expenses or taxes)3
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Redwood AlphaFactor® Tactical International Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.50%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.88%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2017	[2]
Redwood AlphaFactor® Tactical International Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	rr_RedemptionFee	$ 20
Overnight check delivery fee	rr_ExchangeFee	25
Retirement account fees (annual maintenance fee)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fees	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.37%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.71%	[5],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	553
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	958
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,089
Label	rr_AverageAnnualReturnLabel	Class N Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.89%
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2017
Redwood AlphaFactor® Tactical International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	rr_RedemptionFee	$ 20
Overnight check delivery fee	rr_ExchangeFee	25
Retirement account fees (annual maintenance fee)	rr_MaximumAccountFee	$ 15
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fees	rr_Component1OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.37%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.46%	[5],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	828
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,818
Annual Return 2018	rr_AnnualReturn2018	(2.46%)
Annual Return 2019	rr_AnnualReturn2019	4.58%
Annual Return 2020	rr_AnnualReturn2020	14.51%
Annual Return 2021	rr_AnnualReturn2021	10.66%
Annual Return 2022	rr_AnnualReturn2022	(11.56%)
Annual Return 2023	rr_AnnualReturn2023	9.02%
Annual Return 2024	rr_AnnualReturn2024	2.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.42%)
Label	rr_AverageAnnualReturnLabel	Class I Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.03%
5 Years	rr_AverageAnnualReturnYear05	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2017
Redwood AlphaFactor® Tactical International Fund | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares – Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.26%)	[7]
5 Years	rr_AverageAnnualReturnYear05	1.62%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2017	[7]
Redwood AlphaFactor® Tactical International Fund | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.21%	[7]
5 Years	rr_AverageAnnualReturnYear05	2.32%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2017	[7]

[1]	The Morgan Stanley Capital International All Country World Index Ex-U.S.A. (MSCI ACWI Ex-U.S.A.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S.A. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	The Redwood AlphaFactor® Tactical International Index, the Advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large- and medium-capitalization stocks of both developed and emerging markets outside of the U.S. typically of companies with market capitalizations of greater than $2 billion. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[3]	“Other Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[4]	“Acquired fund fees and expenses” are the indirect costs of investing in other investment companies. “Acquired fund fees and expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.45% and 1.20% of the average daily net assets of Class N and Class I shares of the Fund, respectively. This agreement is in effect for a period of two years from the date of the reorganization of the Predecessor Fund (defined below) and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[6]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. In addition, the fees and expenses shown in the table above and the Expense Example that follows include the Fund’s share of the fees and expenses of an affiliated fund in which the Fund invests. However, to avoid charging duplicative fees, the Fund’s advisor will voluntarily waive and/or reimburse the Fund’s management fee with respect to the amount of its net assets invested in such underlying affiliated fund. The amount of this waiver/reimbursement will fluctuate depending on the Fund’s daily allocations to the underlying affiliated fund.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.